Accounts Receivable - Additional information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0		$ 0
Trade and other current receivables due from related parties		$ 2,142,145
Estimated loss on default percent	45.00%	45.00%
Impairment losses under expected credit loss model on accounts receivable	$ 17,109,001
Current trade receivables	$ 77,350,250	$ 346,379,574
Bottom of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	0.11%	0.14%
Top of range [member]
DisclosureOfTradeReceivables [Line Items]
Probability of default	30.91%	18.24%
Investment Banking [member]
DisclosureOfTradeReceivables [Line Items]
Receivables from contracts with customers			$ 134,855,895
Asset Management Service [Member]
DisclosureOfTradeReceivables [Line Items]
Receivables from contracts with customers			$ 5,512,422
Asset Management Service [Member] | Non Interest Bearing [Member]
DisclosureOfTradeReceivables [Line Items]
Current trade receivables	$ 34,208,077	$ 9,428,553
Fellow Subsidaries [Member]
DisclosureOfTradeReceivables [Line Items]
Trade and other current receivables due from related parties	2,142,145	2,142,145
Fellow Subsidaries And Immediate Holding Company [Member]
DisclosureOfTradeReceivables [Line Items]
Loss allowance for accounts receivable	$ 0	$ 0